As filed with the Securities and Exchange Commission on June 25, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds

(Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Address of principal executive offices) (Zip code)

Michael J. Ricks

PRIMECAP Management Company

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

For the Six Months Ended April 30, 2018

PRIMECAP ODYSSEY STOCK    (POSKX)

PRIMECAP ODYSSEY GROWTH (POGRX)

PRIMECAP ODYSSEY AGGRESSIVE GROWTH  (POAGX)

Table of Contents PRIMECAP Odyssey Funds

Letter to Shareholders PRIMECAP Odyssey Funds

Dear Fellow Shareholders,

For the six months ended April 30, 2018, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of +3.64%, +10.82%, and +14.31%, respectively. The unmanaged S&P 500 Index produced a total return of +3.82% during the period.

The six-month period was a tale of two halves. Through late January, the market’s positive sentiment seemed unflappable. The economy finished 2017 on very solid footing. Tax reform legislation passed in December, catalyzing an optimism not seen since before the 2008-2009 recession. Consumer confidence climbed to decade-high levels, and consumption increased at a robust pace in last year’s fourth quarter, buoyed by continued gains in employment levels and household net worth. Industrial production and business investment also increased at a solid pace. Treasury yields rose but remained accommodative, and the U.S. dollar weakened on account of foreign economies’ growth and central bank commentary. The U.S. stock market reacted favorably to these developments, climbing steadily to record highs in late January – and doing so with historically-low levels of volatility.

Sentiment shifted in the second half of the period, starting in late January. Underlying economic measures remained robust, but volatility in the market spiked. Potential regulatory scrutiny of key technology companies and combative trade rhetoric added to the level of uncertainty. Interest rates and energy prices continued to rise, with the U.S. 10-year Treasury yield and Brent crude oil briefly surpassing 3% and 75 dollars per barrel, respectively, during April. Furthermore, the U.S. dollar bottomed in early 2018 before strengthening throughout April. In response to these developments, the U.S. equity market trended lower, finishing the period 8% below January highs.

Despite the second half retreat, cyclicals outperformed during the period, led by the consumer discretionary sector’s 14% total return. Energy (+10%) and information technology (+5%) also outperformed. More defensive sectors underperformed, particularly consumer staples (-4%) and utilities (-5%). The materials and real estate sectors also lost absolute ground during the period.

With over 90% of companies in the S&P 500 having reported, first quarter S&P 500 earnings are expected to have grown 25% year-over-year, enjoying a sizeable boost from tax reform. This result is significantly better than the 17% expected growth at quarter-end and represents the highest earnings growth since the third quarter of 2010. Record percentages of companies are exceeding consensus estimates on both revenues (77%) and earnings (78%).

Each of the PRIMECAP Odyssey Funds continued to be overweight in the health care, information technology, and industrials sectors, and underweight in the financials, energy, consumer staples, materials, utilities, and real estate sectors.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Stock Fund

For the six months ended April 30, 2018, the Stock Fund’s total return of +3.64% slightly trailed the S&P 500’s total return of +3.82%.

Sector allocations modestly boosted relative performance, while unfavorable stock selection detracted from results. In sector allocation, underweight positions in consumer staples and utilities more than offset the fund’s underweight position in energy. Positive stock selection in financials, industrials, and information technology was not sufficient to offset underperformance elsewhere, particularly in consumer discretionary. Within information technology, Top 10 holdings NetApp (+51%) and Hewlett Packard Enterprise (+24%) outperformed, while Micro Focus International (-50%) provided a partial offset. Stock selection struggled most in consumer discretionary, where the portfolio suffered from its CarMax (-17%) and Newell Brands (-31%) holdings and no exposure to surging index heavyweights Amazon (+42%) and Netflix (+59%).

The Stock Fund was heavily invested in industrials stocks with a 20% weighting compared to 10% for the sector in the S&P 500.

The top 10 holdings, which collectively represented 26.5% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Stock Fund Top 10 Holdings as of 4/30/18	Ending % of Total Portfolio*
JPMorgan Chase & Co.	3.8
Hewlett Packard Enterprise Co.	3.0
Astrazeneca PLC Sponsored ADR	2.9
NetApp, Inc.	2.9
Eli Lilly and Company	2.6
FedEx Corporation	2.4
HP Inc.	2.3
Southwest Airlines Co.	2.3
Discover Financial Services	2.2
Sony Corporation Sponsored ADR	2.1
Total % of Portfolio	26.5%

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Growth Fund

For the six months ended April 30, 2018, the Growth Fund returned +10.82%, ahead of both the S&P 500’s +3.82% total return and the Russell 1000 Growth Index’s total return of +5.68%.

The Growth Fund’s outperformance was driven by strong stock selection, particularly in the health care sector, where the fund’s holdings returned 20% relative to the benchmark’s 2% total return. Nektar Therapeutics (+247%) was the primary driver. ABIOMED (+56%) also played a helpful role, only partially offset by the underperformance of Seattle Genetics (-17%) and Alkermes (-9%). Elsewhere in the portfolio, strong stock selection in financials and information technology further benefited relative results; E*TRADE (+39%), NetApp (+51%), and Splunk (+53%) all outperformed. Selection in consumer discretionary was the lone significant detractor as the portfolio owned neither Amazon (+42%) nor Netflix (+59%).

The top 10 holdings, which collectively represented 29.1% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Growth Fund Top 10 Holdings as of 4/30/18	Ending % of Total Portfolio*
Nektar Therapeutics	5.0
ABIOMED, Inc.	4.5
Alkermes Plc	2.8
Seattle Genetics, Inc.	2.6
United Continental Holdings, Inc.	2.5
E*TRADE Financial Corporation	2.5
Micron Technology, Inc.	2.4
Adobe Systems Incorporated	2.3
Alibaba Group Holding Ltd. Sponsored ADR	2.3
Eli Lilly and Company	2.2
Total % of Portfolio	29.1%

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

PRIMECAP Odyssey Aggressive Growth Fund

For the six months ended April 30, 2018, the Aggressive Growth Fund’s total return of +14.31% exceeded both the S&P 500’s total return of +3.82% and the Russell Midcap Growth Index’s total return of +5.16%.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The Aggressive Growth Fund’s significant outperformance was driven almost entirely by its health care holdings, which returned 38% during the period. Nektar Therapeutics, the fund’s largest position, returned +247% and alone generated dramatic portfolio-level outperformance. The rest of the portfolio also contributed in aggregate, with ABIOMED (+56%) and Shutterfly (+90%) further boosting relative results.

The top 10 holdings, which collectively represented 34.2% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Aggressive Growth Fund Top 10 Holdings as of 4/30/18	Ending % of Total Portfolio*
Nektar Therapeutics	9.7
ABIOMED	4.4
Sony Corporation Sponsored ADR	3.3
Micron Technology, Inc.	3.0
Alkermes Plc	2.7
BlackBerry Limited	2.3
United Continental Holdings, Inc.	2.3
American Airlines Group, Inc.	2.3
Shutterfly, Inc.	2.1
Splunk Inc.	2.1
Total % of Portfolio	34.2%

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Outlook

The current bull market recently eclipsed the 9-year mark, and yet there are reasons for late-cycle optimism. Earnings growth has been exceptional in this year’s first quarter, and earnings strength is expected to continue throughout 2018, driven in part by the substantial corporate tax cut enacted in December 2017. Valuation is not excessive; following its late-period decline, the S&P 500 trades at a forward price/earnings multiple roughly in line with its 25-year historical average (16.1x). And we remain constructive on the U.S. economy, with 2.9% real GDP growth in last year’s fourth quarter and comparable growth expected during 2018 despite the 2.3% initial estimate for the March quarter. U.S. equities thus continue to be attractive, particularly relative to the 3.0% 10-year Treasury yield.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

There are, as always, reasons for concern. Today these include the heightened possibility of a trade war. While legitimate U.S. trade grievances certainly exist, President Trump’s threats are fraught with legal, economic, and geopolitical risks. We remain hopeful that this protectionist impulse will fade.

We are also watching closely the steady rise in oil prices. Our portfolio maintains a meaningful underweight position in the energy sector; additionally, we have large holdings in oil-consuming industries, such as airlines, cruise lines, and transportation companies. In perhaps a 21st century variant of the famous 1980 Julian Simon-Paul Ehrlich wager, our portfolio has consistently been more aligned with Professor Simon’s view of resource scarcity. Put another way, our portfolio suggests a broad preference for ‘mind’ – technology, innovation, and the like – over ‘matter’ – commodities and other real assets. This preference primarily reflects our view of company-level opportunities over the long term relative to current market prices. But rising energy prices clearly pose a multi-pronged risk to our portfolio.

Importantly, many of our holdings have opportunity sets that do not rely on near-term macroeconomic trends. Our largest sector positions are in information technology and health care, and in both sectors the forward P/E ratio is below its 20-year average despite, in our view, strong secular growth trajectories.

As bottom-up stock pickers, we spend our time searching for opportunities to invest in stocks with long-term prospects we find to be materially better than market prices imply. We believe, as Nobel laureate Alexander Fleming said, that it is the “lone worker who makes the first advance” and that “the prime idea is due to enterprise, thought, and perception of an individual.” This approach to stock selection, which drives portfolio composition and thus sector allocation, often results in portfolios that bear little resemblance to market indices, creating the possibility for lengthy periods of relative outperformance or underperformance. We nonetheless believe that this approach can generate superior results for shareholders over the long term.

Sincerely,

PRIMECAP Management Company

May 15, 2018

Past performance is not a guarantee of future results.

The funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. All funds may invest in foreign securities, which involves: 1) greater volatility; 2) political, economic, and currency risks; and 3) differences in accounting methods. Mutual fund investing involves risk, and loss of principal is possible. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The S&P 500 Index is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (the Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe). The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Price-to-earnings ratio is calculated by dividing the current share price of a stock by its earnings per share.

Earnings per share is calculated by taking the total earnings divided by the number of shares outstanding.

Earnings growth is not a prediction of a fund’s future performance.

The information provided herein represents the opinions of PRIMECAP Management Company and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Performance Graphs PRIMECAP Odyssey Stock Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Stock Fund from October 31, 2007 to April 30, 2018, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2007 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2018
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Stock Fund	15.27%	13.89%	10.62%	10.37%
S&P 500*	13.27%	12.96%	9.02%	8.76%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Growth Fund from October 31, 2007 to April 30, 2018, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2007 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2018
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Growth Fund	23.96%	16.21%	12.54%	11.86%
S&P 500*	13.27%	12.96%	9.02%	8.76%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Aggressive Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Aggressive Growth Fund from October 31, 2007 to April 30, 2018, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2007 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2018
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Aggressive Growth Fund	27.34%	20.47%	16.88%	14.54%
S&P 500*	13.27%	12.96%	9.02%	8.76%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Sector Breakdown PRIMECAP Odyssey Funds

PRIMECAP Odyssey Stock Fund

Consumer Discretionary	11.9%
Consumer Staples	0.6%
Energy	0.6%
Financials	12.6%
Health Care	17.2%
Industrials	20.3%
Information Technology	29.2%
Materials	0.6%
Utilities	0.2%
Closed-End Funds (Information Technology)	1.6%
Short-Term Investments, net of Other Liabilities	5.2%
Total	100.0%

PRIMECAP Odyssey Growth Fund

Consumer Discretionary	10.2%
Consumer Staples	0.1%
Energy	0.3%
Financials	7.3%
Health Care	32.1%
Industrials	12.8%
Information Technology	30.7%
Materials	0.5%
Closed-End Funds (Information Technology)	0.3%
Rights (Health Care)	0.0%
Short-Term Investments, net of Other Liabilities	5.7%
Total	100.0%

The tables above list sector allocations as a percentage of each fund’s total net assets as of April 30, 2018. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Sector Breakdown

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

Consumer Discretionary	14.5%
Consumer Staples	0.1%
Energy	0.3%
Financials	3.9%
Health Care	35.6%
Industrials	11.4%
Information Technology	28.1%
Materials	0.4%
Telecommunication Services	1.3%
Preferred Stocks (Financials)	0.3%
Rights (Health Care)	0.2%
Closed-End Funds (Information Technology)	0.1%
Short-Term Investments, net of Other Liabilities	3.8%
Total	100.0%

The table above lists sector allocations as a percentage of the fund’s total net assets as of April 30, 2018. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Schedule of Investments PRIMECAP Odyssey Stock Fund April 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS – 93.2%
Consumer Discretionary – 11.9%
13,000	Adient PLC	$796,770
4,100,000	Ascena Retail Group, Inc. (a)	9,102,000
40,600	Bed Bath & Beyond, Inc.	708,876
1,460,200	CarMax, Inc. (a)	91,262,500
2,634,600	Carnival Corp.	166,137,876
385,028	CBS Corp. – Class B	18,943,378
442,000	Comcast Corp. – Class A	13,874,380
658,909	Entercom Communications Corp. – Class A	6,687,926
1,385,700	L Brands, Inc.	48,374,787
304,982	Las Vegas Sands Corp.	22,364,330
7,927,800	Mattel, Inc.	117,331,440
10,000	McDonald’s Corp.	1,674,400
1,100,000	MGM Resorts International	34,562,000
1,200,000	Newell Brands, Inc.	33,156,000
205,000	Restaurant Brands International, Inc.	11,156,100
1,394,000	Ross Stores, Inc.	112,704,900
380,000	Royal Caribbean Cruises Ltd.	41,112,200
4,390,000	Sony Corp. – ADR	201,193,700
225,000	Tempur Sealy International, Inc. (a)	10,068,750
160,000	TJX Cos., Inc.	13,576,000
1,231,200	Tribune Media Co. – Class A	46,527,048
1,716,600	tronc, Inc. (a)	31,516,776
310,000	V.F. Corp.	25,069,700
225,000	Walt Disney Co. (The)	22,574,250
549,939	Whirlpool Corp.	85,213,048

		1,165,689,135

Consumer Staples – 0.6%
300,000	Altria Group, Inc.	16,833,000
150,000	Philip Morris International, Inc.	12,300,000
370,000	Tyson Foods, Inc. – Class A	25,937,000

		55,070,000

Energy – 0.6%
20,000	EOG Resources, Inc.	2,363,400
95,000	Exxon Mobil Corp.	7,386,250
45,000	National Oilwell Varco, Inc.	1,740,150
955,000	Range Resources Corp.	13,226,750
246,534	Schlumberger Ltd.	16,902,371

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2018 (Unaudited) – continued

Shares		Value
Energy (continued)
2,000,000	Southwestern Energy Co. (a)	$8,200,000
751,300	Transocean Ltd. (a)	9,293,581

		59,112,502

Financials – 12.6%
75,000	American Express Co.	7,406,250
1,483,500	Bank of America Corp.	44,386,320
2,430,200	Charles Schwab Corp. (The)	135,313,536
1,800,000	Citigroup, Inc.	122,886,000
387,963	CME Group, Inc.	61,174,006
103,400	CNA Financial Corp.	5,217,564
3,081,200	Discover Financial Services	219,535,500
3,389,400	JPMorgan Chase & Co.	368,698,932
384,950	Marsh & McLennan Cos., Inc.	31,373,425
281,600	Mercury General Corp.	12,877,568
645,800	Northern Trust Corp.	68,939,150
235,000	Progressive Corp. (The)	14,168,150
2,785,708	Wells Fargo & Co.	144,745,388

		1,236,721,789

Health Care – 17.2%
1,354,400	Abbott Laboratories	78,731,272
1,362,000	Agilent Technologies, Inc.	89,537,880
934,000	Amgen, Inc.	162,964,320
7,985,100	AstraZeneca PLC – ADR	283,710,603
329,400	Biogen, Inc. (a)	90,123,840
677,900	Boston Scientific Corp. (a)	19,469,288
2,489,370	Bristol-Myers Squibb Co.	129,770,858
286,000	CVS Health Corp.	19,971,380
3,180,000	Eli Lilly & Co.	257,802,600
266,735	GlaxoSmithKline PLC – ADR	10,698,741
11,600	Johnson & Johnson	1,467,284
429,600	Medtronic PLC	34,423,848
1,100,000	Merck & Co., Inc.	64,757,000
1,306,850	Novartis AG – ADR	100,222,326
1,077,391	PerkinElmer, Inc.	79,037,404
333,044	Roche Holding AG – CHF	73,998,203
344,000	Sanofi – ADR	13,526,080
1,366,000	Siemens Healthineers AG – EUR (a) (b)	53,256,663

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2018 (Unaudited) – continued

Shares		Value
Health Care (continued)
437,000	Thermo Fisher Scientific, Inc.	$91,922,950
196,400	Zimmer Biomet Holdings, Inc.	22,619,388

		1,678,011,928

Industrials – 20.3%
3,119,000	AECOM (a)	107,418,360
1,553,500	Airbus Group SE – EUR	182,354,494
95,200	Alaska Air Group, Inc.	6,181,336
4,665,700	American Airlines Group, Inc.	200,298,501
45,000	Boeing Co. (The)	15,010,200
1,150,000	Caterpillar, Inc.	166,014,000
170,000	CSX Corp.	10,096,300
233,000	Curtiss-Wright Corp.	29,833,320
1,036,319	Deere & Co.	140,245,050
1,475,000	Delta Air Lines, Inc.	77,024,500
946,900	FedEx Corp.	234,073,680
103,950	Honeywell International, Inc.	15,039,486
812,400	Jacobs Engineering Group, Inc.	47,192,316
199,761	Matson, Inc.	5,839,014
275,000	Norfolk Southern Corp.	39,454,250
140,000	Pentair PLC	9,419,200
807,200	Ritchie Bros. Auctioneers, Inc.	26,419,656
30,000	Rockwell Automation, Inc.	4,935,900
50,000	Rockwell Collins, Inc.	6,627,000
125,000	Safran S.A. – EUR	14,661,250
1,367,466	Siemens AG – EUR	173,660,924
4,175,500	Southwest Airlines Co.	220,591,665
57,000	Union Pacific Corp.	7,616,910
2,858,900	United Continental Holdings, Inc. (a)	193,090,106
361,300	United Parcel Service, Inc. – Class B	41,007,550
56,000	United Technologies Corp.	6,728,400

		1,980,833,368

Information Technology – 29.2%
1,040,000	Activision Blizzard, Inc.	69,004,000
509,600	Adobe Systems, Inc. (a)	112,927,360
35,000	Alphabet, Inc. – Class A (a)	35,650,300
35,000	Alphabet, Inc. – Class C (a)	35,606,550
719,200	Analog Devices, Inc.	62,822,120
1,690,000	Applied Materials, Inc.	83,942,300
3,052,700	Cisco Systems, Inc.	135,204,083

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2018 (Unaudited) – continued

Shares		Value
Information Technology (continued)
750,000	Corning, Inc.	$20,265,000
80,553	Dell Technologies Inc. – Class V (a)	5,781,289
675,000	Diebold, Inc.	10,361,250
740,102	DXC Technology Co.	76,274,912
3,419,300	eBay, Inc. (a)	129,523,084
6,409,199	Flex Ltd. (a)	83,319,587
17,447,900	Hewlett Packard Enterprise Co.	297,486,695
10,409,800	HP, Inc.	223,706,602
2,300,000	Intel Corp.	118,726,000
1,724,000	Keysight Technologies, Inc. (a)	89,096,320
1,229,500	KLA-Tencor Corp.	125,089,330
13,777,800	L.M. Ericsson Telephone Co. – ADR	104,022,390
4,081,423	Micro Focus International PLC – ADR	70,690,246
1,943,100	Microsoft Corp.	181,718,712
4,218,500	NetApp, Inc.	280,867,730
477,000	NVIDIA Corp.	107,277,300
1,470,000	PayPal Holdings, Inc. (a)	109,676,700
1,712,105	QUALCOMM, Inc.	87,334,476
640,100	Teradyne, Inc.	20,835,255
1,563,800	Texas Instruments, Inc.	158,616,234
136,800	Visa, Inc. – Class A	17,357,184

		2,853,183,009

Materials – 0.6%
2,320	AdvanSix, Inc. (a)	83,102
50,000	Celanese Corp. – Series A	5,433,500
675,000	DowDuPont, Inc.	42,687,000
135,900	Monsanto Co.	17,037,783

		65,241,385

Utilities – 0.2%
372,379	Public Service Enterprise Group, Inc.	19,419,565

TOTAL COMMON STOCKS (Cost $6,359,473,814)		$9,113,282,681

CLOSED-END FUNDS – 1.6%
Information Technology – 1.6%
2,190,000	Altaba, Inc. (a)	153,475,200

TOTAL CLOSED-END FUNDS (Cost $84,648,585)		153,475,200

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2018 (Unaudited) – continued

Shares		Value
SHORT-TERM INVESTMENTS – 5.3%
514,629,580	Dreyfus Treasury Securities Cash Management Fund – 1.55% (c)	$514,629,580

TOTAL SHORT-TERM INVESTMENTS (Cost $514,629,580)		514,629,580

TOTAL INVESTMENTS IN SECURITIES (Cost $6,958,751,979) – 100.1%		9,781,387,461
Liabilities in Excess of Other Assets – (0.1)%		(10,194,170)

TOTAL NET ASSETS – 100.0%		$9,771,193,291

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Restricted security
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Growth Fund April 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS – 94.0%
Consumer Discretionary – 10.2%
2,145,000	Ascena Retail Group, Inc. (a)	$4,761,900
2,026,100	CarMax, Inc. (a)	126,631,250
1,985,746	Carnival Corp.	125,221,143
282,000	CBS Corp. – Class B	13,874,400
485,000	Entercom Communications Corp. – Class A	4,922,750
379,500	Gildan Activewear, Inc.	11,054,835
125,000	Hilton Worldwide Holdings, Inc.	9,855,000
2,195,200	IMAX Corp. (a)	50,928,640
855,000	iRobot Corp. (a)	49,897,800
2,074,598	L Brands, Inc.	72,424,216
373,999	Las Vegas Sands Corp.	27,425,347
5,500,100	Mattel, Inc.	81,401,480
1,250,000	MGM Resorts International	39,275,000
1,850,000	Norwegian Cruise Line Holdings Ltd. (a)	98,919,500
85,000	Ross Stores, Inc.	6,872,250
1,496,371	Royal Caribbean Cruises Ltd.	161,892,378
1,523,027	Shutterfly, Inc. (a)	123,243,345
50,000	Skechers U.S.A., Inc. – Class A (a)	1,425,000
4,075,000	Sony Corp. – ADR	186,757,250
43,000	Tesla, Inc. (a)	12,637,700
126,000	TJX Cos., Inc.	10,691,100
38,000	Ulta Beauty, Inc. (a)	9,534,580

		1,229,646,864

Consumer Staples – 0.1%
200,000	Altria Group, Inc.	11,222,000

Energy – 0.3%
240,000	Cabot Oil & Gas Corp.	5,738,400
15,000	EOG Resources, Inc.	1,772,550
72,900	Schlumberger Ltd.	4,998,024
3,000,000	Southwestern Energy Co. (a)	12,300,000
872,000	Transocean Ltd. (a)	10,786,640

		35,595,614

Financials – 7.3%
100,000	Bank of America Corp.	2,992,000
2,318,223	Charles Schwab Corp. (The)	129,078,657
815,000	Citigroup, Inc.	55,640,050
106,000	CME Group, Inc.	16,714,080

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2018 (Unaudited) – continued

Shares		Value
Financials (continued)
1,219,790	Discover Financial Services	$86,910,037
5,015,000	E*TRADE Financial Corp. (a)	304,310,200
1,500,000	JPMorgan Chase & Co.	163,170,000
390,350	Marsh & McLennan Cos., Inc.	31,813,525
12,000	Moody’s Corp.	1,946,400
285,000	Northern Trust Corp.	30,423,750
157,000	Progressive Corp. (The)	9,465,530
788,800	Wells Fargo & Co.	40,986,048

		873,450,277

Health Care – 32.1%
852,018	Abbott Laboratories	49,527,806
1,791,100	ABIOMED, Inc. (a)	539,031,545
2,783,900	Accuray, Inc. (a)	13,919,500
411,300	Agilent Technologies, Inc.	27,038,862
7,644,747	Alkermes PLC (a)	338,432,950
1,304,900	Amgen, Inc.	227,678,952
2,871,700	AstraZeneca PLC – ADR	102,031,501
410,000	BeiGene Ltd. – ADR (a)	69,527,800
538,900	Biogen, Inc. (a)	147,443,040
1,707,536	BioMarin Pharmaceutical, Inc. (a)	142,596,331
1,437,800	Boston Scientific Corp. (a)	41,293,616
2,257,570	Bristol-Myers Squibb Co.	117,687,124
151,000	CVS Health Corp.	10,544,330
3,349,100	Eli Lilly & Co.	271,511,537
3,339,743	Epizyme, Inc. (a)	42,915,697
289,300	Illumina, Inc. (a)	69,701,049
2,400,000	ImmunoGen, Inc. (a)	26,376,000
2,614,521	Insulet Corp. (a)	224,848,806
350,900	Medtronic PLC	28,117,617
400,000	Merck & Co., Inc.	23,548,000
727,200	Momenta Pharmaceuticals, Inc. (a)	15,125,760
7,187,959	Nektar Therapeutics (a)	601,344,650
995,636	Novartis AG – ADR	76,355,325
200,000	NuVasive, Inc. (a)	10,642,000
200,000	OraSure Technologies, Inc. (a)	3,546,000
411,000	PerkinElmer, Inc.	30,150,960
2,917,961	QIAGEN N.V. (a)	95,446,504
384,032	Roche Holding AG – CHF	85,327,098
6,118,700	Seattle Genetics, Inc. (a)	313,216,253

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2018 (Unaudited) – continued

Shares		Value
Health Care (continued)
202,200	Siemens Healthineers AG – EUR (a) (b)	$7,883,234
315,400	Thermo Fisher Scientific, Inc.	66,344,390
48,500	Waters Corp. (a)	9,137,885
954,017	Xencor, Inc. (a)	27,656,953
64,817	Zimmer Biomet Holdings, Inc.	7,464,974

		3,863,414,049

Industrials – 12.8%
2,902,400	AECOM (a)	99,958,656
737,700	Airbus Group SE – EUR	86,593,441
5,857,201	American Airlines Group, Inc.	251,449,639
400,000	Avis Budget Group, Inc. (a)	19,764,000
450,000	Caterpillar, Inc.	64,962,000
145,000	CIRCOR International, Inc.	6,143,650
274,000	Curtiss-Wright Corp.	35,082,960
1,925,100	Delta Air Lines, Inc.	100,528,722
200,000	FedEx Corp.	49,440,000
175,500	IDEX Corp.	23,457,330
1,425,794	Jacobs Engineering Group, Inc.	82,824,373
2,727,550	JetBlue Airways Corp. (a)	52,341,685
489,000	Ritchie Bros. Auctioneers, Inc.	16,004,970
1,014,932	Siemens AG – EUR	128,890,977
3,297,700	Southwest Airlines Co.	174,217,491
560,000	Textron, Inc.	34,798,400
4,571,200	United Continental Holdings, Inc. (a)	308,738,848
86,000	United Parcel Service, Inc. – Class B	9,761,000

		1,544,958,142

Information Technology – 30.7%
1,252,353	Adobe Systems, Inc. (a)	277,521,425
1,528,000	Alibaba Group Holding Ltd. – ADR (a)	272,809,120
132,067	Alphabet, Inc. – Class A (a)	134,520,805
115,530	Alphabet, Inc. – Class C (a)	117,532,135
644,400	Altair Engineering, Inc. – Class A (a)	18,674,712
280,000	Analog Devices, Inc.	24,458,000
151,700	Applied Materials, Inc.	7,534,939
213,600	ASML Holding N.V.	40,252,920
15,211,850	BlackBerry Ltd. (a)	159,268,069
2,016,100	Cisco Systems, Inc.	89,293,069
1,255,000	comScore, Inc. (a)	26,606,000
1,320,100	Cree, Inc. (a)	49,266,132

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2018 (Unaudited) – continued

Shares		Value
Information Technology (continued)
255,939	Dell Technologies Inc. – Class V (a)	$18,368,742
417,130	DXC Technology Co.	42,989,418
251,900	eBay, Inc. (a)	9,541,972
225,000	Electronic Arts, Inc. (a)	26,545,500
658,595	Ellie Mae, Inc. (a)	63,798,098
6,624,729	Flex Ltd. (a)	86,121,477
524,718	FormFactor, Inc. (a)	6,021,139
9,132,300	Hewlett Packard Enterprise Co.	155,705,715
3,669,700	HP, Inc.	78,861,853
1,600,000	Intel Corp.	82,592,000
100,000	Intuit, Inc.	18,479,000
725,000	Jabil Circuit, Inc.	19,285,000
547,150	Keysight Technologies, Inc. (a)	28,276,712
698,300	KLA-Tencor Corp.	71,045,042
8,154,600	L.M. Ericsson Telephone Co. – ADR	61,567,230
1,771,109	Micro Focus International PLC – ADR	30,675,608
6,315,000	Micron Technology, Inc. (a)	290,363,700
2,267,100	Microsoft Corp.	212,019,192
3,567,354	NetApp, Inc.	237,514,429
1,619,000	Nuance Communications, Inc. (a)	23,831,680
590,000	NVIDIA Corp.	132,691,000
1,922,300	QUALCOMM, Inc.	98,056,523
112,249	Rambus, Inc. (a)	1,515,361
2,290,000	Splunk, Inc. (a)	235,068,500
4,914,300	Stratasys Ltd. (a) (c)	94,207,131
53,100	Teradyne, Inc.	1,728,405
1,621,395	Texas Instruments, Inc.	164,458,095
945,600	Trimble, Inc. (a)	32,717,760
810,000	Visa, Inc. – Class A	102,772,800
410,000	VMware, Inc. – Class A (a)	54,636,600
74,900	Western Digital Corp.	5,901,371

		3,705,094,379

Materials – 0.5%
394,500	Monsanto Co.	49,458,465
100,000	Praxair, Inc.	15,252,000

		64,710,465

TOTAL COMMON STOCKS (Cost $6,516,258,395)		$11,328,091,790

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2018 (Unaudited) – continued

Shares		Value
CLOSED-END FUNDS – 0.3%
Information Technology – 0.3%
578,000	Altaba, Inc. (a)	$40,506,240

TOTAL CLOSED-END FUNDS (Cost $21,332,574)		40,506,240

RIGHTS – 0.0%
Health Care – 0.0%
30,000	Dyax Corp. Contingent Value Rights (a) (d) (e)	90,000

TOTAL RIGHTS (Cost $21,191)		90,000

SHORT-TERM INVESTMENTS – 5.8%
702,894,833	Dreyfus Treasury Securities Cash Management Fund – 1.55% (f)	$702,894,833

TOTAL SHORT-TERM INVESTMENTS (Cost $702,894,833)		702,894,833

TOTAL INVESTMENTS IN SECURITIES (Cost $7,240,506,993) – 100.1%		12,071,582,863
Liabilities in Excess of Other Assets – (0.1)%		(16,550,241)

TOTAL NET ASSETS – 100.0%		$12,055,032,622

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Restricted security
(c)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company (Note 7).
(d)	Illiquid security
(e)	Fair-valued security (Note 4)
(f)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Aggressive Growth Fund April 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS – 95.6%
Consumer Discretionary – 14.5%
100	Amazon.com, Inc. (a)	$156,613
2,248,000	Ascena Retail Group, Inc. (a)	4,990,560
825,000	Boot Barn Holdings, Inc. (a)	16,145,250
3,200	Burlington Stores, Inc. (a)	434,720
1,642,900	CarMax, Inc. (a)	102,681,250
7,800,900	Chegg, Inc. (a) (b)	181,058,889
9,521,000	DHX Media Ltd. – Class A – CAD	25,953,892
510,000	DHX Media Ltd. – Class B – CAD	1,370,381
9,400	Entercom Communications Corp. – Class A	95,410
265,000	Gildan Activewear, Inc.	7,719,450
96,000	Habit Restaurants, Inc. (The) – Class A (a)	969,600
3,333,700	IMAX Corp. (a) (b)	77,341,840
835,000	iRobot Corp. (a)	48,730,600
1,848,186	Lions Gate Entertainment Corp. – Class A (a)	46,001,350
2,802,500	Lions Gate Entertainment Corp. – Class B (a)	64,513,550
5,750	Netflix, Inc. (a)	1,796,645
555,000	Norwegian Cruise Line Holdings Ltd. (a)	29,675,850
7,400	Restaurant Brands International, Inc.	402,708
3,500	Roku, Inc. (a)	113,890
1,646,800	Royal Caribbean Cruises Ltd.	178,167,292
2,739,700	Shutterfly, Inc. (a) (b)	221,696,524
7,380,000	Sony Corp. – ADR	338,225,400
264,490	Tesla, Inc. (a)	77,733,611
1,034,500	Tribune Media Co. – Class A	39,093,755
1,031,501	tronc, Inc. (a)	18,938,358
1,599,000	Tuesday Morning Corp. (a)	5,676,450
49,700	Ulta Beauty, Inc. (a)	12,470,227

		1,502,154,065

Consumer Staples – 0.1%
114,000	Calavo Growers, Inc.	10,681,800

Energy – 0.3%
581,750	Cabot Oil & Gas Corp.	13,909,643
40,000	EOG Resources, Inc.	4,726,800
85,000	Rex Energy Corp. (a)	69,700
1,074,882	Transocean Ltd. (a)	13,296,290

		32,002,433

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2018 (Unaudited) – continued

Shares		Value
Financials – 3.9%
250,671	CME Group, Inc.	$39,525,803
552,013	Discover Financial Services	39,330,926
2,154,713	E*TRADE Financial Corp. (a)	130,747,985
755,820	MarketAxess Holdings, Inc.	150,128,527
2,154,049	NMI Holdings, Inc. – Class A (a)	29,833,579
139,000	Progressive Corp. (The)	8,380,310

		397,947,130

Health Care – 35.6%
2,066,300	Abaxis, Inc. (b)	137,553,591
1,503,300	Abbott Laboratories	87,386,829
1,508,873	ABIOMED, Inc. (a)	454,095,329
1,650,600	Accuray, Inc. (a)	8,253,000
472,100	Adverum Biotechnologies, Inc. (a)	2,950,625
6,214,822	Alkermes PLC (a)	275,130,170
4,000,400	Arbutus Biopharma Corp. (a) (b)	22,802,280
825,000	Axovant Sciences Ltd. (a)	882,750
314,647	BeiGene Ltd. – ADR (a)	53,357,838
284,500	Biogen, Inc. (a)	77,839,200
1,481,075	BioMarin Pharmaceutical, Inc. (a)	123,684,573
264,000	Boston Scientific Corp. (a)	7,582,080
10,300,000	Cerus Corp. (a) (b)	53,560,000
17,000	Charles River Laboratories International, Inc. (a)	1,771,230
530,650	Dextera Surgical, Inc. (a)	20,695
1,588,800	Eli Lilly & Co.	128,804,016
4,374,484	Epizyme, Inc. (a) (b)	56,212,120
3,067,900	Exact Sciences Corp. (a)	153,425,679
1,461,900	Flex Pharma, Inc. (a) (b)	7,017,120
3,861,932	Fluidigm Corp. (a) (b)	22,785,399
163,500	Glaukos Corp. (a)	5,506,680
13,000	Illumina, Inc. (a)	3,132,090
325,000	ImmunoGen, Inc. (a)	3,571,750
1,964,956	Insulet Corp. (a)	168,986,216
1,792,583	Momenta Pharmaceuticals, Inc. (a)	37,285,727
11,974,776	Nektar Therapeutics (a) (b)	1,001,809,760
490,000	NuVasive, Inc. (a)	26,072,900
3,763,700	OncoMed Pharmaceuticals, Inc. (a) (b)	11,178,189
943,400	OraSure Technologies, Inc. (a)	16,726,482
14,600	Penumbra, Inc. (a)	1,815,510
2,297,100	Pfenex, Inc. (a) (b)	12,771,876

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2018 (Unaudited) – continued

Shares		Value
Health Care (continued)
3,935,573	QIAGEN N.V. (a)	$128,732,593
307,700	Roche Holding AG – CHF	68,367,084
4,205,500	Seattle Genetics, Inc. (a)	215,279,545
9,465,000	Spectrum Pharmaceuticals, Inc. (a) (b)	150,682,800
5,081,182	Xencor, Inc. (a) (b)	147,303,466

		3,674,337,192

Industrials – 11.4%
555,000	AECOM (a)	19,114,200
750,000	Alaska Air Group, Inc.	48,697,500
5,500	Allegiant Travel Co.	881,375
5,455,400	American Airlines Group, Inc.	234,200,322
462,000	Axon Enterprise, Inc. (a)	19,394,760
191,000	CIRCOR International, Inc.	8,092,670
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. – ADR (a)	255,840
188,400	Curtiss-Wright Corp.	24,122,736
3,970,700	Delta Air Lines, Inc.	207,349,954
9,900	Fedex Corp.	2,447,280
149,000	Gibraltar Industries, Inc. (a)	5,237,350
752,500	Hawaiian Holdings, Inc.	31,003,000
1,633	Herc Holdings, Inc. (a)	85,977
101,417	ICF International, Inc.	6,805,081
1,168,600	Jacobs Engineering Group, Inc.	67,883,974
6,634,225	JetBlue Airways Corp. (a)	127,310,778
355,000	NCI Building Systems, Inc. (a)	6,212,500
1,760,000	NN, Inc. (b)	35,728,000
22,000	Old Dominion Freight Line, Inc.	2,944,920
560,372	Ritchie Bros. Auctioneers, Inc.	18,340,975
4,000	Ryanair Holdings PLC – ADR (a)	439,880
930,000	Southwest Airlines Co.	49,131,900
427,500	Spirit Airlines, Inc. (a)	15,270,300
4,500	TransDigm Group, Inc. (a)	1,442,565
3,574,450	United Continental Holdings, Inc. (a)	241,418,353

		1,173,812,190

Information Technology – 28.1%
805,900	Adobe Systems, Inc. (a)	178,587,440
908,850	Alibaba Group Holding Ltd. – ADR (a)	162,266,079
84,520	Alphabet, Inc. – Class A (a)	86,090,382
84,736	Alphabet, Inc. – Class C (a)	86,204,475

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2018 (Unaudited) – continued

Shares		Value
Information Technology (continued)
1,500	Arista Networks, Inc. (a)	$396,825
100,000	ASML Holding N.V.	18,845,000
2,510,000	Axcelis Technologies, Inc. (a) (b)	55,220,000
23,243,918	BlackBerry Ltd. (a)	243,363,821
5,666,160	comScore, Inc. (a) (b)	120,122,592
163,000	Cray, Inc. (a)	3,887,550
1,675,300	Cree, Inc. (a)	62,522,196
200,000	Dell Technologies Inc. – Class V (a)	14,354,000
415,000	Digimarc Corp. (a)	11,972,750
41,233	DXC Technology Co.	4,249,473
312,100	eBay, Inc. (a)	11,822,348
125,000	Electronic Arts, Inc. (a)	14,747,500
2,227,700	Ellie Mae, Inc. (a) (b)	215,797,299
1,498,322	FARO Technologies, Inc. (a) (b)	75,665,261
8,896,900	Flex Ltd. (a)	115,659,700
1,132,800	FormFactor, Inc. (a)	12,998,880
7,000	GTT Communications, Inc. (a)	336,350
1,186,000	Hewlett Packard Enterprise Co.	20,221,300
535,000	HP, Inc.	11,497,150
466,050	HubSpot, Inc. (a)	49,354,695
178,000	Intuit, Inc.	32,892,620
765,000	Jabil Circuit, Inc.	20,349,000
270,000	Keysight Technologies, Inc. (a)	13,953,600
764,400	KLA-Tencor Corp.	77,770,056
42,000	Materialise NV – ADR (a)	503,580
640,100	MaxLinear, Inc. – Class A (a)	14,293,433
208,196	Micro Focus International PLC – ADR	3,605,955
6,670,000	Micron Technology, Inc. (a)	306,686,600
543,877	MINDBODY, Inc. – Class A (a)	21,564,723
2,157,467	NetApp, Inc.	143,644,153
59,100	nLIGHT, Inc. (a)	1,473,363
1,874,000	Nuance Communications, Inc. (a)	27,585,280
745,582	Nutanix, Inc. – Class A (a)	37,718,993
467,945	NVIDIA Corp.	105,240,830
237,981	OSI Systems, Inc. (a)	15,235,544
1,232,000	PROS Holdings, Inc. (a)	36,368,640
1,435,200	QUALCOMM, Inc.	73,209,552
1,243,600	Rubicon Project, Inc. (The) (a)	2,711,048
8,822,000	ServiceSource International, Inc. (a) (b)	33,435,380

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2018 (Unaudited) – continued

Shares		Value
Information Technology (continued)
2,133,200	Splunk, Inc. (a)	$218,972,980
2,307,000	Stratasys Ltd. (a)	44,225,190
740,300	Trimble, Inc. (a)	25,614,380
280,000	Universal Display Corp.	24,654,000
325,000	VMware, Inc. – Class A (a)	43,309,500
64,000	Western Digital Corp.	5,042,560

		2,906,244,026

Materials – 0.4%
2,900	Ingevity Corp. (a)	222,807
2,325,000	Marrone Bio Innovations, Inc. (a)	4,068,750
284,300	Monsanto Co.	35,642,691
200,300	Syrah Resources Ltd. – AUD (a)	479,556

		40,413,804

Telecom Services – 1.3%
23,430,000	Sprint Corp. (a)	131,442,300

TOTAL COMMON STOCKS (Cost $5,254,271,741)		$9,869,034,940

PREFERRED STOCKS – 0.3%
Financials – 0.3%
2,473,500	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity (a)	15,830,400
2,923,500	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity (a)	18,973,515

		34,803,915

TOTAL PREFERRED STOCKS (Cost $32,232,411)		34,803,915

RIGHTS – 0.2%
Health Care – 0.2%
7,639,720	Dyax Corp. Contingent Value Rights (a) (c) (d)	22,919,160

TOTAL RIGHTS (Cost $675,162)		22,919,160

CLOSED-END FUNDS – 0.1%
Information Technology – 0.1%
141,580	Altaba, Inc. (a)	9,921,926

TOTAL CLOSED-END FUNDS (Cost $5,063,607)		9,921,926

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2018 (Unaudited) – continued

Shares		Value
SHORT-TERM INVESTMENTS – 3.8%
391,315,560	Dreyfus Treasury Securities Cash Management Fund – 1.55% (e)	$391,315,560

TOTAL SHORT-TERM INVESTMENTS (Cost $391,315,560)		391,315,560

TOTAL INVESTMENTS IN SECURITIES (Cost $5,683,558,481) – 100.0%		10,327,995,501
Liabilities in Excess of Other Assets – (0.0)%		(788,704)

TOTAL NET ASSETS – 100.0%		$10,327,206,797

ADR	American Depository Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company (Note 7).
(c)	Illiquid security
(d)	Fair-valued security (Note 4)
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities PRIMECAP Odyssey Funds April 30, 2018 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost (unaffiliated)	$6,958,751,979	$7,113,472,506	$4,342,523,859

Investments, at cost (affiliated)	—	127,034,487	1,341,034,622

Investments, at value (unaffiliated)	9,781,387,461	11,977,375,732	7,688,253,115
Investments, at value (affiliated)	—	94,207,131	2,639,742,386
Cash	6,508,034	4,386,733	661,138
Receivable for investments sold	—	—	664,798
Receivable for dividends and interest	9,540,463	8,489,436	4,655,209
Receivable for fund shares sold	27,922,391	29,490,715	17,181,238
Prepaid expenses and other assets	108,868	123,491	53,124

Total assets	9,825,467,217	12,114,073,238	10,351,211,008

LIABILITIES
Payable for investments purchased	29,425,212	33,499,736	4,140,734
Payable for fund shares repurchased	9,524,823	6,733,616	3,457,725
Payable to the advisor (Note 6)	13,216,291	16,141,268	14,333,877
Other accrued expenses and liabilities	2,107,600	2,665,996	2,071,875

Total liabilities	54,273,926	59,040,616	24,004,211

NET ASSETS	$9,771,193,291	$12,055,032,622	$10,327,206,797

Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	310,471,805	309,867,309	220,064,177

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$31.47	$38.90	$46.93

COMPONENTS OF NET ASSETS
Paid-in capital	$6,820,688,989	$7,094,672,790	$5,308,773,881
Undistributed net investment income	36,459,476	9,417,802	—
Accumulated net realized gain	91,518,202	120,021,017	374,109,163
Net unrealized appreciation	2,822,526,624	4,830,921,013	4,644,323,753

Net assets	$9,771,193,291	$12,055,032,622	$10,327,206,797

The accompanying notes are an integral part of these financial statements.

Statements of Operations PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2018 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Dividends (unaffiliated)(1)	$80,504,819	$48,550,322	$18,343,682
Dividends (affiliated)	—	—	864,216
Interest income	2,627,208	2,684,344	1,638,548

Total investment income	83,132,027	51,234,666	20,846,446

Expenses
Advisory fees	26,095,550	30,876,958	27,666,262
Shareholder servicing	3,003,404	4,208,442	3,447,525
Custody	231,672	196,099	154,192
Trustee fees	58,562	58,561	58,561
Other	1,128,047	1,124,660	854,285

Total expenses	30,517,235	36,464,720	32,180,825

Net investment income (loss)	52,614,792	14,769,946	(11,334,379)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments (unaffiliated)	94,834,468	126,735,116	264,453,816
Investments (affiliated)	(202,861)	—	130,497,577
Foreign currency transactions	(17,475)	(16,339)	(19,857)
Change in unrealized appreciation/depreciation on:
Investments (unaffiliated)	142,365,985	919,422,178	54,292,902
Investments (affiliated)	6,862,345	(16,344,810)	820,959,051
Foreign currency translations	(19,828)	(8,488)	(6,882)

Net realized and unrealized gain on investments and foreign currency	243,822,634	1,029,787,657	1,270,176,607

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$296,437,426	$1,044,557,603	$1,258,842,228

(1)	Net of foreign taxes withheld of $2,383,300, $1,524,567, and $660,179, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Stock Fund

	Six Months Ended April 30, 2018(1)	Year Ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$52,614,792	$85,250,094
Net realized gain (loss) on:
Investments	94,631,607	122,367,808
Foreign currency transactions	(17,475)	18,720
Change in unrealized appreciation/depreciation on:
Investments	149,228,330	1,555,631,684
Foreign currency translations	(19,828)	(8,536)

Net increase in net assets resulting from operations	296,437,426	1,763,259,770

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(86,731,198)	(70,477,502)
Net realized gain on investments	(110,178,297)	(104,713,329)

Net decrease in net assets resulting from distributions paid	(196,909,495)	(175,190,831)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,740,719,069	2,546,194,117
Proceeds from reinvestment of distributions	152,175,213	123,145,414
Cost of shares repurchased	(919,814,217)	(1,213,094,664)

Net increase from capital share transactions	973,080,065	1,456,244,867

Total increase in net assets	1,072,607,996	3,044,313,806

NET ASSETS
Beginning of period	8,698,585,295	5,654,271,489

End of period (includes undistributed net investment income of $36,459,476 and $70,575,882, respectively)	$9,771,193,291	$8,698,585,295

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	280,436,108	227,626,425

Shares sold	53,600,127	91,501,127
Shares issued on reinvestment of distributions	4,748,056	4,718,215
Shares repurchased	(28,312,486)	(43,409,659)

Increase in capital shares	30,035,697	52,809,683

Shares outstanding, end of period	310,471,805	280,436,108

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Growth Fund

	Six Months Ended April 30, 2018(1)	Year Ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$14,769,946	$32,547,966
Net realized gain (loss) on:
Investments	126,735,116	148,020,080
Foreign currency transactions	(16,339)	18,294
Change in unrealized appreciation/depreciation on:
Investments	903,077,368	2,063,079,096
Foreign currency translations	(8,488)	(21,121)

Net increase in net assets resulting from operations	1,044,557,603	2,243,644,315

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(31,171,704)	(32,875,526)
Net realized gain on investments	(129,120,628)	(206,383,770)

Net decrease in net assets resulting from distributions paid	(160,292,332)	(239,259,296)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,271,894,171	2,756,401,466
Proceeds from reinvestment of distributions	154,711,162	231,748,942
Cost of shares repurchased	(957,331,890)	(1,895,506,240)

Net increase from capital share transactions	1,469,273,443	1,092,644,168

Total increase in net assets	2,353,538,714	3,097,029,187

NET ASSETS
Beginning of period	9,701,493,908	6,604,464,721

End of period (includes undistributed net investment income of $9,417,802 and $25,819,560, respectively)	$12,055,032,622	$9,701,493,908

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	272,228,484	236,736,118

Shares sold	58,041,838	87,030,442
Shares issued on reinvestment of distributions	4,125,631	7,947,494
Shares repurchased	(24,528,644)	(59,485,570)

Increase in capital shares	37,638,825	35,492,366

Shares outstanding, end of period	309,867,309	272,228,484

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Aggressive Growth Fund

	Six Months Ended April 30, 2018(1)	Year Ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(11,334,379)	$(5,715,831)
Net realized gain (loss) on:
Investments	394,951,393	93,877,627
Foreign currency transactions	(19,857)	52,988
Change in unrealized appreciation/depreciation on:
Investments	875,251,953	2,093,843,292
Foreign currency translations	(6,882)	(15,294)

Net increase in net assets resulting from operations	1,258,842,228	2,182,042,782

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain on investments	(81,924,081)	(554,428,603)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	970,809,001	1,098,827,318
Proceeds from reinvestment of distributions	77,951,618	527,670,101
Cost of shares repurchased	(777,948,856)	(1,096,038,243)

Net increase from capital share transactions	270,811,763	530,459,176

Total increase in net assets	1,447,729,910	2,158,073,355

NET ASSETS
Beginning of period	8,879,476,887	6,721,403,532

End of period (includes undistributed net investment income of $0 and $85,734, respectively)	$10,327,206,797	$8,879,476,887

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	214,433,583	198,997,068

Shares sold	20,484,703	29,829,897
Shares issued on reinvestment of distributions	1,750,935	15,483,278
Shares repurchased	(16,605,044)	(29,876,660)

Increase in capital shares	5,630,594	15,436,515

Shares outstanding, end of period	220,064,177	214,433,583

(1)	Unaudited

The accompanying notes are an integral part of these financial statements

Financial Highlights PRIMECAP Odyssey Stock Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2018(1)		Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013

Net asset value, beginning of the period	$31.02		$24.84	$24.45	$23.59	$20.56	$15.75

Income from investment operations:
Net investment income	0.17		0.33	0.29	0.31	0.25	0.27
Net realized and unrealized gain on investments and foreign currency	0.97		6.61	0.55	1.21	3.09	4.79

Total from investment operations	1.14		6.94	0.84	1.52	3.34	5.06

Less:
Dividends from net investment income	(0.30)		(0.31)	(0.24)	(0.31)	(0.24)	(0.25)
Distributions from net realized gain	(0.39)		(0.45)	(0.21)	(0.35)	(0.07)	—

Total distributions	(0.69)		(0.76)	(0.45)	(0.66)	(0.31)	(0.25)

Net asset value, end of period	$31.47		$31.02	$24.84	$24.45	$23.59	$20.56

Total return	3.64	%(2)	28.51%	3.52%	6.64%	16.45%	32.55%

Ratios/supplemental data:
Net assets, end of period (millions)	$9,771.2		$8,698.6	$5,654.3	$5,126.0	$3,532.5	$2,134.7

Ratio of expenses to average net assets	0.64	%(3)	0.65%	0.67%	0.65%	0.62%	0.63%

Ratio of net investment income to average net assets	1.11	%(3)	1.18%	1.22%	1.38%	1.34%	1.65%

Portfolio turnover rate	3	%(2)	6%	8%	7%	8%	15%

(1)	Unaudited
(2)	Not Annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2018(1)		Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013

Net asset value, beginning of the period	$35.64		$27.90	$27.09	$26.14	$23.09	$16.83

Income from investment operations:
Net investment income	0.05		0.12	0.12	0.14	0.13	0.10
Net realized and unrealized gain on investments and foreign currency	3.78		8.62	1.04	1.62	3.45	6.26

Total from investment operations	3.83		8.74	1.16	1.76	3.58	6.36

Less:
Dividends from investment income	(0.11)		(0.14)	(0.10)	(0.16)	(0.08)	(0.10)
Distributions from net realized gain	(0.46)		(0.86)	(0.25)	(0.65)	(0.45)	—

Total distributions	(0.57)		(1.00)	(0.35)	(0.81)	(0.53)	(0.10)

Net asset value, end of period	$38.90		$35.64	$27.90	$27.09	$26.14	$23.09

Total return	10.82	%(2)	32.12%	4.31%	6.96%	15.82%	38.02%

Ratios/supplemental data:
Net assets, end of period (millions)	$12,055.0		$9,701.5	$6,604.5	$6,254.6	$4,696.2	$3,661.2

Ratio of expenses to average net assets	0.65	%(3)	0.66%	0.65%	0.64%	0.63%	0.65%

Ratio of net investment income to average net assets	0.26	%(3)	0.39%	0.47%	0.53%	0.54%	0.51%

Portfolio turnover rate	2	%(2)	5%	9%	5%	10%	10%

(1)	Unaudited
(2)	Not Annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Aggressive Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2018(1)		Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016		Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013

Net asset value, beginning of the period	$41.41		$33.78	$33.27		$33.21	$28.71	$18.86

Income from investment operations:
Net investment income (loss)	(0.05)		(0.03)	(0.05)		0.06	(0.03)	(0.04)
Net realized and unrealized gain on investments and foreign currency	5.95		10.44	2.59		1.54	5.04	9.89

Total from investment operations	5.90		10.41	2.54		1.60	5.01	9.85

Less:
Dividends from investment income	—		—	(0.00	)(2)	(0.06)	—	—
Distributions from net realized gain	(0.38)		(2.78)	(2.03)		(1.48)	(0.51)	—

Total distributions	(0.38)		(2.78)	(2.03)		(1.54)	(0.51)	—

Net asset value, end of period	$46.93		$41.41	$33.78		$33.27	$33.21	$28.71

Total return	14.31	%(3)	32.59%	7.90%		5.13%	17.71%	52.23%

Ratios/supplemental data:
Net assets, end of period (millions)	$10,327.2		$8,879.5	$6,721.4		$6,502.8	$5,962.5	$4,443.1

Ratio of expenses to average net assets	0.64	%(4)	0.64%	0.63%		0.62%	0.62%	0.64%

Ratio of net investment income (loss) to average net assets	(0.23	%)(4)	(0.07%)	(0.16%)		0.17%	(0.09%)	(0.23%)

Portfolio turnover rate	7	%(3)	9%	15%		15%	13%	11%

(1)	Unaudited
(2)	Less than one cent per share
(3)	Not Annualized
(4)	Annualized

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2018 (Unaudited)

(1)  Organization

PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.

Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting. The PRIMECAP Odyssey Aggressive Growth Fund is closed to most new investors.

(2)  Significant Accounting Policies

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing Standards Codification Topic 946.

A.	Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2018 (Unaudited) – continued

subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

B.	Share Valuation

The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of outstanding shares of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

C.	Foreign Currency

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses may arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.

D.	Federal Income Taxes

Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2018 (Unaudited) – continued

expense in the Statement of Operations. During the six months ended April 30, 2018, the Funds did not incur any interest or penalties. As of April 30, 2018, open tax years include the tax years ended October 31, 2014 through October 31, 2017. No Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits or loss will significantly change in the next 12 months.

E.	Allocation of Expenses

Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.	Security Transactions, Investment Income, and Distributions

Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

H.	Indemnification Obligations

Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2018 (Unaudited) – continued

(3)  Investment Transactions

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2018 were as follows:

Fund	Purchases	Sales
Stock Fund	$1,008,827,455	$244,216,090
Growth Fund	$1,188,594,465	$240,234,292
Aggressive Growth Fund	$665,457,506	$696,536,780

(4)  Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines leveling. These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –	Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2018 (Unaudited) – continued

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2018. The Funds’ policy is to recognize transfers between Level 1, Level 2, and Level 3 as of the beginning of the fiscal year. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Stock Fund	Common Stock(1)	$8,668,607,810	$444,674,871	$—	$9,113,282,681
	Closed-End Funds(2)	153,475,200	—	—	153,475,200
	Short-Term Investments	514,629,580	—	—	514,629,580

	Total Investments in Securities	$9,336,712,590	$444,674,871	$—	$9,781,387,461

Growth Fund	Common Stock(1)	$11,027,280,274	$300,811,516	$—	$11,328,091,790
	Closed-End Funds(2)	40,506,240	—	—	40,506,240
	Rights(3)	—	—	90,000	90,000
	Short-Term Investments	702,894,833	—	—	702,894,833

	Total Investments in Securities	$11,770,681,347	$300,811,516	$90,000	$12,071,582,863

Aggressive Growth Fund	Common Stock(1)	$9,800,188,300	$68,846,640	$—	$9,869,034,940
	Preferred Stock(4)	34,803,915	—	—	34,803,915
	Rights(3)	—	—	22,919,160	22,919,160
	Closed-End Funds(2)	9,921,926	—	—	9,921,926
	Short-Term Investments	391,315,560	—	—	391,315,560

	Total Investments in Securities	$10,236,229,701	$68,846,640	$22,919,160	$10,327,995,501

(1)	Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.
(2)	Information Technology
(3)	Health Care
(4)	Financials

Following is a schedule of transfers between Level 1 and Level 2 for each Fund.

	Stock Fund	Growth Fund	Aggressive Growth Fund
Transfers out of Level 1(1)	$(444,674,871)	$(300,811,516)	$(68,846,640)
Transfers into Level 2(1)	444,674,871	300,811,516	68,846,640

Net transfers	$—	$—	$—

(1)	Transfers between Level 1 and Level 2 for each Fund relate to the use of systematic fair valuation. On days when systematic fair valuation is used, certain non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification. On April 30, 2018 these securities in each Fund were adjusted using systematic fair valuation. There were no other significant transfers into or out of Level 1 and Level 2 as of April 30, 2018.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2018 (Unaudited) – continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Dyax Corp. Contingent Value Rights
	Growth Fund	Aggressive Growth Fund
Balance at October 31, 2017	$90,000	$22,919,160
Purchase (Received)	—	—
Sales	—	—
Realized Gain (Loss)	—	—
Change in unrealized appreciation	—	—
Transfer into (Transfer out of) Level 3	—	—

Balance at April 30, 2018	$90,000	$22,919,160

The Growth and Aggressive Growth Funds received Dyax Corp. Contingent Value Rights (“Dyax CVR”) when Dyax Corp. was acquired by Shire PLC in January 2016. Holders of Dyax CVR receive $4 per right upon approval of lanadelumab by the U.S. Food and Drug Administration. If the drug is not approved, rights holders receive nothing. During the six months ended April 30, 2018, the Funds determined the fair value of Dyax CVR considering available information, in addition to previously available information including the results of a phase 3 study of lanadelumab, the final trading price of Dyax Corp. prior to the acquisition, the amount of cash received by Dyax Corp. shareholders, and the terms of the Dyax CVR. Dyax CVR are non-tradeable.

(5)  Distribution to Shareholders

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2018 (Unaudited) – continued

As of October 31, 2017, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes(1)	$6,017,764,790	$5,792,532,784	$5,131,835,978

Gross tax unrealized appreciation	2,933,661,542	4,197,559,409	4,241,083,348
Gross tax unrealized depreciation	(263,434,651)	(276,401,982)	(481,201,393)

Net tax unrealized appreciation	2,670,226,891	3,921,157,427	3,759,881,955

Undistributed ordinary income	79,479,856	28,396,401	3,604,034
Undistributed long-term capital gain	101,269,624	126,540,733	78,028,780

Total distributable earnings	180,749,480	154,937,134	81,632,814

Other accumulated gain (loss)	—	—	—

Total accumulated gain	$2,850,976,371	$4,076,094,561	$3,841,514,769

(1)	At October 31, 2017 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.

Tax components of dividends paid during the six months ended April 30, 2018 and year ended October 31, 2017 were as follows:

	April 30, 2018		October 31, 2017
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$95,637,597	$101,271,898	$88,206,646	$86,984,185
Growth Fund	$33,749,308	$126,543,024	$78,879,108	$160,380,188
Aggressive Growth Fund	$3,605,895	$78,318,186	$1,220,270	$553,208,333

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852 (b) (3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2017.

(6)  Investment Advisory and Other Agreements

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives a fee paid quarterly at the annual rate of 0.60% of the first $100 million of each Fund’s average daily net assets and 0.55% of each Fund’s average daily net assets in excess of $100 million. For the six months ended April 30, 2018, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2018 (Unaudited) – continued

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the administrator, fund accountant, and transfer agent to the Funds. Quasar Distributors, LLC, an affiliate of USBFS, serves as the Funds’ distributor. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian.

(7)  Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Stock Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2017	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2018
tronc, Inc.(1)	$26,858,431	$—	$2,001,139	$—	$(202,861)	$6,862,345	N/A

Total	$26,858,431	$—	$2,001,139	$—	$(202,861)	$6,862,345	$—

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2017	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2018
Stratasys Ltd.	$107,629,836	$2,922,105	$—	$—	$—	$(16,344,810)	$94,207,131

Total	$107,629,836	$2,922,105	$—	$—	$—	$(16,344,810)	$94,207,131

(1)	No longer an affiliate as of April 30, 2018.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2018 (Unaudited) – continued

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2017	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2018
Abaxis, Inc.	$100,008,920	$—	$—	$661,216	$—	$37,544,671	$137,553,591
Arbutus Biopharma Corp.	22,602,260	—	—	—	—	200,020	22,802,280
Axcelis Technologies, Inc.	95,064,550	—	10,531,616	—	6,844,847	(36,157,781)	55,220,000
Cerus Corp	22,386,000	10,575,000	—	—	—	20,599,000	53,560,000
Chegg, Inc.	127,562,429	—	6,528,533	—	2,990,657	57,034,336	181,058,889
comScore, Inc.	153,626,189	11,729,324	—	—	—	(45,232,921)	120,122,592
Ellie Mae, Inc.	223,621,007	—	22,925,818	—	15,318,331	(216,221)	215,797,299
Epizyme, Inc.	72,920,283	101,071	—	—	—	(16,809,234)	56,212,120
FARO Technologies, Inc.	80,721,080	—	3,117,312	—	479,988	(2,418,495)	75,665,261
Flex Pharma, Inc.	3,730,292	258,795	—	—	—	3,028,033	7,017,120
Fluidigm Corp.	22,330,186	76,183	—	—	—	379,030	22,785,399
IMAX Corp.	80,842,225	—	—	—	—	(3,500,385)	77,341,840
Marrone Bio Innovations, Inc.(1)	2,324,767	—	—	—	—	1,743,983	N/A
Nektar Therapeutics	324,705,015	14,302	129,104,745	—	102,640,110	703,555,078	1,001,809,760
NN, Inc.	42,847,500	7,675,415	—	203,000	—	(14,794,915)	35,728,000
OncoMed Pharmaceuticals, Inc.	15,162,069	5,497	—	—	—	(3,989,377)	11,178,189
Pfenex, Inc.	7,258,836	—	—	—	—	5,513,040	12,771,876
ServiceSource International, Inc.	30,700,560	—	—	—	—	2,734,820	33,435,380
Shutterfly, Inc.	121,797,480	—	8,067,422	—	2,223,644	105,742,822	221,696,524
Spectrum Pharmaceuticals, Inc.(2)	N/A	113,606,564	—	—	—	(36,462,665)	150,682,800
Xencor, Inc.	92,803,448	12,033,806	—	—	—	42,466,212	147,303,466

Total	$1,643,015,096	$156,075,957	$180,275,446	$864,216	$130,497,577	$820,959,051	$2,639,742,386

(1)	No longer an affiliate as of April 30, 2018.
(2)	As of October 31, 2017, the company was not an affiliate.

(8)  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Expense Example PRIMECAP Odyssey Funds (Unaudited)

As a shareholder of one or more of the Funds, you incur ongoing costs including management fees and other Fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six-month period beginning November 1, 2017 through April 30, 2018.

Actual Expenses

The information in the table adjacent to the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table adjacent to the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

Expense Example

PRIMECAP Odyssey Funds

(Unaudited) – continued

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period(1) (11/1/17 to 4/30/18)	Expense Ratio During Period(1) (11/1/17 to 4/30/18)
PRIMECAP Odyssey Stock Fund
Actual Performance	$1,000.00	$1,036.40	$3.23	0.64%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%
PRIMECAP Odyssey Growth Fund
Actual Performance	$1,000.00	$1,108.20	$3.40	0.65%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
PRIMECAP Odyssey Aggressive Growth Fund
Actual Performance	$1,000.00	$1,143.10	$3.40	0.64%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%

(1)	Expenses are equal to a Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) to reflect the one-half year period.

Additional Information PRIMECAP Odyssey Funds (Unaudited)

Proxy Voting Procedures

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling toll-free 1-800-729-2307. This information is also available through the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge, by calling toll-free 1-800-729-2307. The Funds’ Forms N-Q are also available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Management PRIMECAP Odyssey Funds (Unaudited)

Portfolio Managers

PRIMECAP Management Company has five portfolio managers who together have more than 130 years of investment experience. The portfolio managers primarily responsible for overseeing the Funds’ investments are:

Name	Years of Experience
Theo A. Kolokotrones	48
Joel P. Fried	33
Alfred W. Mordecai	21
M. Mohsin Ansari	18
James Marchetti	13

Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund, the PRIMECAP Odyssey Growth Fund, and the PRIMECAP Odyssey Aggressive Growth Fund. A portion of each Fund’s assets may be managed by individuals in the Investment Advisor’s research department.

Officers and Trustees

The Trust’s officers, who oversee the Funds’ daily operations, are appointed by the Board of Trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the trustees and is available, without charge, by calling 1-800-729-2307 or at the Funds’ website at www.odysseyfunds.com.

Executive Officers. The table below sets forth certain information about each of the Trust’s executive officers. The address for each officer is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Theo A. Kolokotrones (1946)	Co-Chief Executive Officer	Indefinite; Since 09/04	Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Joel P. Fried (1962)	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, and Portfolio Manager PRIMECAP Management Company

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

Name (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Alfred W. Mordecai (1967)	Co-Chief Executive Officer	Indefinite; Since 10/12	Vice Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Michael J. Ricks (1977)	Chief Financial Officer, Chief Administrative Officer, and Secretary	Indefinite; Since 03/11	Director of Fund Administration PRIMECAP Management Company
Karen Chen (1973)	Vice President of Compliance, Chief Compliance Officer, and AML Officer	Indefinite; Since 10/04	Chief Compliance Officer, Director of Compliance and Reporting PRIMECAP Management Company

“Independent” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustees”). The address for each Independent Trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Benjamin F. Hammon (1935)	Chairman of the Board and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Wayne H. Smith (1941)	Chairman of the Audit Committee and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Joseph G. Uzelac (1944)	Trustee	Indefinite; Since 10/07	Retired; Private investor	3	None
Elizabeth D. Obershaw (1960)	Trustee	Indefinite; Since 06/08	Managing Director, Horsley Bridge Partners, an investment advisor (2007-present)	3	None

(1)	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

“Interested” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is an “interested person” of the Trust as defined by the 1940 Act. The address for each interested trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Joel P. Fried(2) (1962)	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, and Portfolio Manager PRIMECAP Management Company	3	None

(1)	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.
(2)	Mr. Fried is an “interested person” of the Trust, as defined by the 1940 Act, because of his employ- ment with PRIMECAP Management Company, the investment advisor to the Trust.

Privacy Notice PRIMECAP Odyssey Funds

PRIMECAP Management Company

Maintaining the confidentiality of client personal financial information is very important to PRIMECAP Odyssey Funds (the “Trust”) and PRIMECAP Management Company (the “Advisor”). The Advisor and the Trust may collect several types of nonpublic personal information about investors, including:

•	Information from forms that investors may fill out and send to the Advisor or the Trust in connection with an account (such as name, address, and social security number).

•	Information an investor may give the Advisor or the Trust orally.

•	Information about the amount investors have invested in an account.

•	Information about any bank account investors may use for transfers between a bank account and a shareholder account.

The Advisor and the Trust will not sell or disclose client personal information to anyone except as permitted or required by law. For example, information collected may be shared with the independent auditors in the course of the annual audit of the Advisor or the Trust. The Advisor or the Trust may also share this information with the Advisor’s or the Trust’s legal counsel, as deemed appropriate, and with regulators. Finally, the Advisor or the Trust may disclose information about clients or investors at the client’s or investor’s request (for example, by sending duplicate account statements to someone designated by the client or investor), or as otherwise permitted or required by law.

Within the Advisor and the Trust, access to information about clients and investors is restricted to those employees or service providers who need to know the information to service client accounts. The Advisor’s employees are trained to follow its procedures to protect client privacy and are instructed to access information about clients only when they have a business reason to obtain it.

The Advisor and the Trust reserve the right to change this privacy policy in the future, but we will not disclose investor nonpublic personal information except as required or permitted by law without giving the investor an opportunity to instruct us not to do so.

Investment Advisor

PRIMECAP MANAGEMENT COMPANY

177 East Colorado Boulevard, 11th Floor

Pasadena, California 91105

•

Distributor

QUASAR DISTRIBUTORS, LLC

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

•

Custodian

U.S. BANK, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

•

Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202

•

Administrator

U.S. BANCORP FUND SERVICES, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

•

Legal Counsel

MORGAN, LEWIS & BOCKIUS LLP

300 South Grand Avenue, Twenty-Second Floor

Los Angeles, California 90071

•

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

Three Embarcadero Center

San Francisco, California 94111

This report is intended for the shareholders of the PRIMECAP Odyssey Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

PRIMECAP, PRIMECAP Odyssey, and the PRIMECAP Odyssey logo are trademarks of PRIMECAP Management Company.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Co-Chief Executive Officers and Chief Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that such disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by other officers of the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	June 22, 2018

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	June 22, 2018

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	June 22, 2018

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	June 22, 2018

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	June 22, 2018

By	/s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date	June 22, 2018

3